Capital Structure	12 Months Ended
Dec. 31, 2013
Capital Structure [Abstract]
Capital Structure
(10)	Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members.  As of December 31, 2013, the Company is authorized to issue 750,000,000 shares of common stock.  Each holder of common stock is entitled to one vote for each share held.  The Company has covenanted that it will, at all times, take all action necessary to reserve and keep available out of its authorized but unissued shares of common stock sufficient to effect the exercise of outstanding stock options and warrants.

Registration Rights Agreements

In connection with the 2013 Financing and the Celgene Collaboration and Option Agreement, we entered into a Registration Rights Agreement (the 2013 Registration Rights Agreement) with the 2013 investors and Celgene.  The 2013 Registration Rights Agreement provided that, within 30 days of the closing of the 2013 Financing, we would file a “resale” registration statement (the Registration Statement) covering up to the maximum number of shares underlying the 2013 Notes, 2013 Warrants and the Celgene Warrants that we were able to register pursuant to applicable Securities and Exchange Commission (SEC) limitations.  We filed the Registration Statement on July 26, 2013 and it was declared effective by the SEC on September 18, 2013.  Under the terms of the 2013 Registration Rights Agreement, we are obligated to maintain the effectiveness of the Registration Statement until all securities therein are sold or otherwise can be sold without registration and without any restrictions.

In connection with the private placement we completed in October 2012 (the 2012 Financing), we entered into a registration rights agreement, which has since been amended, with the investors in the 2012 Financing (as amended, the 2012 Registration Rights Agreement).  The 2012 Registration Rights Agreement provided that, within 30 days of the closing of the 2012 Financing, we would file a “resale” registration statement covering up to the maximum number of shares of common stock issuable upon (i) the conversion of the senior secured convertible notes that were issued in the 2012 Financing and (ii) the exercise of the warrants issued in the 2012 Financing.  We filed the registration statement on November 5, 2012 and it was declared effective by the SEC on March 28, 2013.  Under the terms of the 2012 Registration Rights Agreement, we are obligated to maintain the effectiveness of the registration statements until all securities therein are sold or otherwise can be sold without registration and without any restrictions.

In connection with the private placement we completed in March 2011 (the 2011 Financing), we entered into a registration rights agreement with the investors in the 2011 Financing (the 2011 Registration Rights Agreement).  The 2011 Registration Rights Agreement provided that, within 45 days of the closing of the 2011 Financing, we would file a “resale” registration statement covering all of the shares (i) of common stock issued in the 2011 Financing and (ii) of common stock issuable upon the exercise of warrants issued in the 2011 Financing.  We filed the registration statement on April 18, 2011 and it was declared effective on May 16, 2011.  Under the terms of the 2011 Registration Rights Agreement, we are obligated to maintain the effectiveness of the registration statements until all securities therein are sold or otherwise can be sold without registration and without any restrictions.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof.  These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.  The issuance of the Company’s preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation.  In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action.  There are no shares issued or outstanding as of December 31, 2013.

2013 Agreements with Celgene

On June 28, 2013, the Company entered into a Collaboration and Option Agreement with the Celgene Companies, pursuant to which the Celgene Companies paid $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock; (ii) a Right of First Negotiation Agreement (ROFN Agreement) to the Company’s Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement in which the Company agreed to limit development of its Esophagus Program to activities under the Collaboration and Option Agreement and in which the Company also granted to Celgene the option to acquire the rights to its Esophagus Program for 125% of the value of the program, as determined by independent valuation firms (the Option).  The Esophagus Program is the Company’s autologous neo-esophageal implants, which use certain of its intellectual property and a scientific platform relating to the potential creation of new human tissues and organs using autologous cells. The Collaboration and Option Agreement will expire June 28, 2020, unless earlier terminated in connection with a change of control transaction.

The ROFN Agreement granted Celgene a right of first negotiation to the license, sale, assignment, transfer or other disposition by the Company of any material portion of intellectual property (including patents and trade secrets) or other assets related to the Neo-Kidney Augment program.  In the event of a change in control of the Company, the ROFN Agreement and all of Celgene’s rights pursuant thereto shall automatically terminate in all respects and be of no further force and effect.

 The Company estimated the fair value of the warrants issued to Celgene to be $3.8 million as of the date of issuance and recorded a warrant liability in that amount.  See Note 12 for further discussion of the warrant liability. The Company determined that the Collaboration and Option Agreement did not represent a revenue arrangement because the Company has no substantive performance obligations under the agreement.  The Company evaluated the terms of the Option and determined that it had de minimis value because the option exercise price is at a 25% premium to the fair value of the rights as determined by independent valuation firms at the time of exercise of the option.  The Company evaluated the terms of the ROFN Agreement and determined it had de minimis value because the rights of Celgene are limited to an exclusive negotiating period of a short duration.  As a result, none of the proceeds received from Celgene were allocated to the Option or the ROFN Agreement.  Therefore, given the factors noted above as well as Celgene’s ownership position in the Company prior to execution of the Collaboration and Option Agreement and ROFN Agreement, all of the residual proceeds of $10.9 million were credited to Additional Paid-in Capital, net of transaction fees.